Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Employee benefits [Abstract]
Disclosure of total employee defined benefit plans in statement of financial position [Text Block]
As of
December 31, 2021 and 2020
, the total staff benefits recorded in the Consolidated Statement of Financial Position is detailed as follows:

Employees’ Benefits	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	49,699,243	-	33,935,007	-
Employment termination benefits	977,858	34,274,997	5,965,581	35,678,357
Total	50,677,101	34,274,997	39,900,588	35,678,357

Disclosure of Short-term employee benefits expense [Text Block]
The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Vacation	16,934,429	14,381,033
Bonus and compensation	32,764,814	19,553,974
Total	49,699,243	33,935,007

Disclosure of termination benefits [Text Block]
The obligation recorded for severance indemnity is detailed as follow
s
:

Severance Indemnity	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Current	977,858	5,965,581
Non-current	34,274,997	35,678,357
Total	35,252,855	41,643,938

Disclosure of reimbursement rights [text block]
The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$

Balance as of January 1, 2020	33,571,138
Current cost of service	3,077,205
Interest cost	2,343,063
Actuarial (Gain) losses	1,859,692
Paid-up benefits	(1,087,421)
Past service cost	653,426
Conversion effect	(1,146,660)
Others	2,373,495
Changes	8,072,800
As of December 31, 2020	41,643,938
Current cost of service	2,988,782
Interest cost	3,279,881
Actuarial (Gain) losses	(5,216,580)
Paid-up benefits	(6,210,075)
Past service cost	469,558
Conversion effect	105,928
Others	(1,808,577)
Changes	(6,391,083)
As of December 31, 2021	35,252,855

Disclosure of termination benefits expense [Text Block]
The figures recorded in the Consolidated Statement of Income, are detailed as follows:

Expense recognized for severance indemnity	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Current cost of service	2,988,782	3,077,205	2,457,762
Past service cost	469,558	653,426	930,906
Non-provisioned paid benefits	4,976,108	3,718,682	3,959,881
Other	920,120	2,271,831	70,747
Total expense recognized in Consolidated Statement of Income	9,354,568	9,721,144	7,419,296

Disclosure of information about actuarial assumptions [Text Block]	The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020

Mortality table			RV-2014	RV-2014	Gam '83	Gam '83
Annual interest rate			6,97%	4,41%	61,23%	54,87%
Voluntary employee turnover rate			1,9%	1,9%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			5,3%	5,3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" -50%
Salary increase (*)			3,7%	3,7%	52,10%	46,1%
Estimated retirement age for (*)	Officers		60	60	60	60
	Other	Male	65	65	65	65
		Female	60	60	60	60

Disclosure of information about sensitivity analysis [Text Block]
The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	1,833,192	2,383,615
1% decrease in the Discount Rate (Loss)	(2,101,740)	(2,778,376)

Disclosure of information about other employee expense [Text Block]
The amounts recorded in the Consolidated Statement of Income are detailed as follows:

Personal expense	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Salaries	213,794,654	183,112,042	168,117,881
Employees’ short-term benefits	46,605,454	34,107,747	27,469,694
Total expenses for short-term employee benefits	260,400,108	217,219,789	195,587,575
Employments termination benefits	9,354,568	9,721,144	7,419,296
Other staff expense	45,277,007	37,006,715	34,115,503
Total (1)	315,031,683	263,947,648	237,122,374
(1)
See
Note 30 - Natures of cost and expense
.